Equity and Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Assumptions and Grant Date Fair Values for Options Granted

The following table presents the assumptions and grant date fair values for Service Options granted in the thirty-nine weeks ended October 31, 2020:

Expected life in years	6.2
Expected volatility	53% to 54%
Weighted-average volatility	53%
Risk-free interest rate	0.39% to 0.76%
Dividend yield	—

Summary of Service-Based Unit Options

The following table presents the Award grants during the thirty-nine weeks ended October 31, 2020:

	Service Options	Service Restricted Units	Liquidity Event Restricted Units	Performance Restricted Units
Number of shares (1)	1,417,961	11,564	1,185,474	12,772
Weighted average grant date fair value per Award	$8.48	$17.30	$17.99	$13.04
Weighted average exercise price per Award	$16.87	N/A	N/A	N/A

(1)	See Retrospective Presentation of Ownership Exchange in Note 2.

Unrecognized Compensation Cost

The following table presents the unrecognized compensation cost as of October 31, 2020:

	Service Options	Performance Unit Options	Service Restricted Units	Liquidity Event Restricted Units	Performance Restricted Units
Remaining expense	$18,952,974	$883,794	$68,493	$18,037,924	$159,999
Weighted average life remaining in years	2.7	2.3	0.4	2.1	1.6

New Academy Holding Company, LLC
Assumptions and Grant Date Fair Values for Options Granted

The following table presents the assumptions and grant date fair values for Service Options and Performance Options granted in 2019, 2018 and 2017:

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Expected life in years	6.2	6.2	6.2
Expected volatility	52%	50% to 55%	52% to 57%
Weighted-average volatility	52.0%	54.1%	53.1%
Risk-free interest rate	1.4% to 2.5%	2.6% to 2.9%	1.8% to 2.2%
Dividend yield	—	—	—
Weighted-average grant date fair value - Service Options	$2.75	$2.85	$3.10
Weighted-average grant date fair value - Performance Options	$2.74	$2.84	$3.11

Summary of Service-Based Unit Options

Service-Based Unit Options(1)

	Unit Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 28, 2017	12,049,440	$3.66	6.2	$30,857
Granted or modified	4,126,204	5.92
Canceled or modified	(533,211)	5.83
Forfeited	(1,301,531)	6.00
Exercised	—	—

Outstanding as of February 3, 2018	14,340,902	$4.02	6.0	$18,415
Granted or modified	9,654,571	5.29
Canceled or modified	(5,898,381)	5.99
Forfeited	(2,486,813)	5.52
Exercised	—	—

Outstanding as of February 2, 2019	15,610,279	$3.82	5.7	$33,157
Granted or modified	4,365,143	5.27
Canceled or modified	(601,974)	4.60
Forfeited	(1,133,977)	5.23
Exercised	—	—

Outstanding as of February 1, 2020 (2)	18,239,471	$4.05	5.5	$28,855

Exercisable as of February 1, 2020	11,225,459	$3.29	3.6	$26,584

(1)	The fair value of a membership unit as of each period end was $6.07, $4.40, $5.91, $5.59, for the fiscal years ended 2016, 2017, 2018, and 2019, respectively.
(2)	The Company has elected to recognize forfeitures as they occur. Therefore, the number of awards vested and expected to vest is equal to the awards outstanding.

Summary of Performance-Based Unit Options

Performance-Based Unit Options(1)

	Unit Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 28, 2017	9,959,420	$3.14	5.5	$31,031
Granted or modified	1,232,128	5.95
Canceled or modified	(436,759)	5.71
Forfeited	(852,432)	6.48
Exercised	—	—

Outstanding as of February 3, 2018	9,902,357	$3.09	4.8	$18,658
Granted or modified	3,272,337	5.29
Canceled or modified	(2,258,138)	5.86
Forfeited	(1,231,868)	5.59
Exercised	—	—

Outstanding as of February 2, 2019	9,684,688	$2.86	4.1	$29,960
Granted or modified	1,335,436	5.27
Canceled or modified	(228,718)	3.90
Forfeited	(563,830)	5.27
Exercised	—	—

Outstanding as of February 1, 2020 (2)	10,227,576	$3.02	3.6	$26,838

Exercisable as of February 1, 2020	7,760,964	$2.31	2.0	$26,061

(1)	The fair value of a membership unit as of each period end was $6.07, $4.40, $5.91, $5.59, for the fiscal years ended 2016, 2017, 2018, and 2019, respectively.
(2)	The Company has elected to recognize forfeitures as they occur. Therefore, the number of awards vested and expected to vest is equal to the awards outstanding.

Summary of Restricted Unit Activity

Restricted Unit activity is as follows:

Restricted Units

	Units	Weighted Average Grant Date Fair Value Per Unit
Non-vested as of January 28, 2017	1,374,348	$6.00
Granted	29,022	6.03
Vested	(8,238)	6.07

Non-vested as of February 3, 2018	1,395,132	$6.00
Granted	2,769,316	5.34
Vested	(34,704)	5.90
Forfeited	(782,295)	5.79

Non-vested as of February 2, 2019	3,347,449	$5.50
Granted	180,610	5.26
Vested	(57,363)	5.26
Forfeited	(141,510)	$5.30

Non-vested as of February 1, 2020	3,329,186	$5.50